SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

	Year End Average Rate		Year End Rate
Period	(P&L rate)		(Balance sheet rate)
Year ended December 31, 2023	INR	82.7072 Per USD	INR	83.1975 Per USD

Year ended December 31, 2022	INR	79.2967 Per USD	INR	82.7872 Per USD

Year ended March 31, 2023	INR	79.0120 Per USD	INR	82.2169 Per USD